Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024
Calamos Antetokounmpo Sustainable Equities Fund | Class R6
Prospectus:
Trading Symbol	SRORX
Calamos Antetokounmpo Sustainable Equities Fund | Class A
Prospectus:
Trading Symbol	SROAX
Calamos Antetokounmpo Sustainable Equities Fund | Class I
Prospectus:
Trading Symbol	SROIX
Calamos Antetokounmpo Sustainable Equities Fund | Class C
Prospectus:
Trading Symbol	SROCX